Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	57 Months Ended	60 Months Ended	64 Months Ended	84 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025	Dec. 31, 2025
C000221940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FPA Crescent Fund (Supra Institutional Class/FPCSX)
Average Annual Return, Percent			17.68%		11.08%	13.33%
C000249813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FPA Crescent Fund (Investor Class/FPFRX)
Average Annual Return, Percent	[2]		17.52%		10.91%			9.73%
C000025975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FPA Crescent Fund (Institutional Class/FPACX)
Average Annual Return, Percent			17.65%		11.02%			9.84%
C000207154 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)
Average Annual Return, Percent			7.23%		4.01%		4.08%
C000227168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)
Average Annual Return, Percent			7.22%	4.02%
C000262097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FPA Flexible Fixed Income Fund (Investor Class/FFIRX)
Average Annual Return, Percent	[4]	3.03%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Average Annual Return, Percent			22.34%		11.19%	13.09%		11.72%
Bloomberg U S Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		3.37%	7.58%	0.55%	0.06%		2.38%
Standard And Poor s 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.88%		14.42%	15.57%		14.82%
Consumer Price Index US CPI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Consumer Price Index (US) CPI
Average Annual Return, Percent			2.63%		4.47%	4.38%		3.21%
Sixty 40 S And P 500 Index Bloomberg Barclays US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index
Average Annual Return, Percent			13.70%		8.47%	9.21%		9.78%
CPI 200 Basis Points [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CPI + 200 Basis Points
Average Annual Return, Percent		2.43%	4.70%	6.62%	6.54%		5.80%

[1]	Supra Institutional Class commenced operations on September 4, 2020.
[2]
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

[3]	Advisor Class commenced operations on April 16, 2021.
[4]
The Investor Class commenced operations on July 1, 2025. If the Investor Class had been operational for the entire annual period of January 1, 2025 to December 31, 2025, expenses would have been higher.